Provisions for Legal Proceedings - Summary of Unfavorable Outcome in Legal Proceedings (Detail) - Legal proceedings contingent liability, civil, regulatory and environmental [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	R$ 4,848,972	R$ 4,669,855
Civil [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	2,865,572	2,831,407
Labor [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	1,061,910	1,089,119
Regulatory [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	543,028	397,414
Environmental [member]
Disclosure of contingent liabilities [line items]
Judicial claims deemed as possible losses, and therefore not accrued	R$ 378,462	R$ 351,915